Vanguard Mega Cap 300 Value Index Fund

Vanguard Mega Cap 300 Growth Index Fund

Supplement to the Prospectus and Summary Prospectuses for Institutional Shares

New Target Indexes

Effective immediately, Vanguard Mega Cap 300 Value Index Fund and Vanguard Mega Cap 300 Growth Index Fund have begun tracking new target indexes, as previously approved by the Funds’ board of trustees. The board believes that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds’ respective market segments. In addition, Vanguard’s agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Each new index measures the same market segment as the corresponding previous index, so the investment objective and risks described in each Fund’s current prospectus will not change. A Fund’s new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Fund Name Changes

To better coincide with their new target indexes, Vanguard Mega Cap 300 Value Index Fund has changed its name to Vanguard Mega Cap Value Index Fund, and Vanguard Mega Cap 300 Growth Index Fund has changed its name to Vanguard Mega Cap Growth Index Fund.

Prospectus and Summary Prospectus Text Changes for Vanguard Mega Cap 300 Value Index Fund

All references to Vanguard Mega Cap 300 Value Index Fund are replaced with Vanguard Mega Cap Value Index Fund.

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mega Cap Value Index, which represents the value companies of the CRSP US Mega Cap Index. The Index is a free-float-adjusted, market-capitalization-weighted index designed to measure equity market performance of mega-capitalization value stocks. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under “Annual Total Returns” is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Mega Cap 300 Growth Index Fund

All references to Vanguard Mega Cap 300 Growth Index Fund are replaced with Vanguard Mega Cap Growth Index Fund.

The paragraph used “Primary Investment Strategies” is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mega Cap Growth Index, which represents the growth companies of the CRSP US Mega Cap Index. The Index is a free-float-adjusted, market-capitalization-weighted index designed to measure equity market performance of mega-capitalization growth stocks. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under “Annual Total Returns” is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for
Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices
makes any representation regarding the advisability of investing in the funds.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 828D 042013

Vanguard Mega Cap 300 Value Index Fund

Vanguard Mega Cap 300 Growth Index Fund

Supplement to the Prospectus and Summary Prospectuses for Exchange-Traded Fund Shares

New Target Indexes

Effective immediately, Vanguard Mega Cap 300 Value Index Fund and Vanguard Mega Cap 300 Growth Index Fund have begun tracking new target indexes, as previously approved by the Funds’ board of trustees. The board believes that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds’ respective market segments. In addition, Vanguard’s agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Each new index measures the same market segment as the corresponding previous index, so the investment objective and risks described in each Fund’s current prospectus will not change. A Fund’s new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Fund Name Changes

To better coincide with their new target indexes, Vanguard Mega Cap 300 Value Index Fund has changed its name to Vanguard Mega Cap Value Index Fund, and Vanguard Mega Cap 300 Growth Index Fund has changed its name to Vanguard Mega Cap Growth Index Fund.

Prospectus and Summary Prospectus Text Changes for Vanguard Mega Cap 300 Value Index Fund

All references to Vanguard Mega Cap 300 Value Index Fund and Vanguard Mega Cap 300 Value ETF are replaced with Vanguard Mega Cap Value Index Fund and Vanguard Mega Cap Value ETF, respectively.

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mega Cap Value Index, which represents the value companies of the CRSP US Mega Cap Index. The Index is a free-float-adjusted, market-capitalization-weighted index designed to measure equity market performance of mega-capitalization value stocks. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under “Annual Total Returns” is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Mega Cap 300 Growth Index Fund

All references to Vanguard Mega Cap 300 Growth Index Fund and Vanguard Mega Cap 300 Growth ETF are replaced with Vanguard Mega Cap Growth Index Fund and Vanguard Mega Cap Growth ETF, respectively.

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mega Cap Growth Index, which represents the growth companies of the CRSP US Mega Cap Index. The Index is a free-float-adjusted, market-capitalization-weighted index designed to measure equity market performance of mega-capitalization growth stocks. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under “Annual Total Returns” is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for
Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices
makes any representation regarding the advisability of investing in the funds.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 3137A 042013

Vanguard World Fund

Supplement to the Statement of Additional Information

Fund Name Changes

Vanguard Mega Cap 300 Value Index Fund has changed its name to Vanguard Mega Cap Value Index Fund, and Vanguard
Mega Cap 300 Growth Index Fund has changed its name to Vanguard Mega Cap Growth Index Fund.

Statement of Additional Information Text Changes

All references to Vanguard Mega Cap 300 Value Index Fund and Vanguard Mega Cap 300 Value ETF are replaced with
Vanguard Mega Cap Value Index Fund and Vanguard Mega Cap Value ETF, respectively, and all references to Vanguard
Mega Cap 300 Growth Index Fund and Vanguard Mega Cap 300 Growth ETF are replaced with Vanguard Mega Cap
Growth Index Fund and Vanguard Mega Cap Growth ETF, respectively.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 023B 042013